Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Entity Central Index Key	0000350181
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000027887
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Advisor Class
Trading Symbol	ATEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATEYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATEYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the MSCI All Country World Index (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly across multiple sectors. Selection within health care, information technology and financials had the most negative impact. Sector allocation also detracted modestly from performance, particularly due to an underweight in communication services and an overweight to healthcare. Country selection further contributed to the Fund’s relative weakness, with an overweight to Brazil and an underweight to China detracting from relative performance. Currency selection added slightly to returns, with positive impacts from certain exposures partially offset by negative effects elsewhere.

The Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns for the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI All Country World Index (net)
07/15	$10,000	$10,000
07/16	$9,969	$9,956
07/17	$12,219	$11,654
07/18	$13,682	$12,932
07/19	$14,605	$13,313
07/20	$18,187	$14,272
07/21	$24,752	$19,007
07/22	$21,144	$17,014
07/23	$22,356	$19,211
07/24	$24,805	$22,480
07/25	$25,650	$26,049

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	3.41%	7.12%	9.88%
MSCI All Country World Index (net)	15.87%	12.79%	10.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,604,258,936
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 10,820,888
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,604,258,936
# of Portfolio Holdings	56
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$10,820,888

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	35.7%
Industrials	17.6%
Financials	15.7%
Health Care	12.7%
Consumer Discretionary	5.7%
Utilities	4.4%
Consumer Staples	3.5%
Energy	2.4%
Short-Term Investments	2.3%
Other assets less liabilities	0.0%

Country Breakdown (% of Net Assets)

Value	Value
United States	62.9%
United Kingdom	5.2%
Canada	5.0%
Brazil	4.9%
Taiwan	2.7%
Switzerland	2.6%
Japan	2.5%
Hong Kong	2.4%
China	2.3%
Italy	2.1%
Germany	1.8%
France	1.4%
India	1.1%
Ireland	0.8%
Short-Term Investments	2.3%
Other assets less liabilities	0.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$72,020,900	4.5%
NVIDIA Corp.	$61,892,001	3.9%
Flex Ltd.	$55,948,106	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	$43,311,659	2.7%
Rockwell Automation, Inc.	$41,617,845	2.6%
Visa, Inc. - Class A	$40,070,374	2.5%
Veralto Corp.	$38,871,383	2.4%
AIA Group Ltd. - Class H	$38,665,450	2.4%
Cameco Corp.	$37,836,653	2.3%
Broadcom, Inc.	$36,832,917	2.3%
Total	$467,067,288	29.1%

Material Fund Change [Text Block]
C000027884
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class A
Trading Symbol	ALTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALTFX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALTFX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the MSCI All Country World Index (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly across multiple sectors. Selection within health care, information technology and financials had the most negative impact. Sector allocation also detracted modestly from performance, particularly due to an underweight in communication services and an overweight to healthcare. Country selection further contributed to the Fund’s relative weakness, with an overweight to Brazil and an underweight to China detracting from relative performance. Currency selection added slightly to returns, with positive impacts from certain exposures partially offset by negative effects elsewhere.

The Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns for the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI All Country World Index (net)
07/15	$9,575	$10,000
07/16	$9,522	$9,956
07/17	$11,642	$11,654
07/18	$13,003	$12,932
07/19	$13,845	$13,313
07/20	$17,197	$14,272
07/21	$23,347	$19,007
07/22	$19,895	$17,014
07/23	$20,982	$19,211
07/24	$23,222	$22,480
07/25	$23,952	$26,049

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	3.14%	6.85%	9.60%
Class A (with sales charges)	-1.24%	5.92%	9.13%
MSCI All Country World Index (net)	15.87%	12.79%	10.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,604,258,936
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 10,820,888
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,604,258,936
# of Portfolio Holdings	56
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$10,820,888

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	35.7%
Industrials	17.6%
Financials	15.7%
Health Care	12.7%
Consumer Discretionary	5.7%
Utilities	4.4%
Consumer Staples	3.5%
Energy	2.4%
Short-Term Investments	2.3%
Other assets less liabilities	0.0%

Country Breakdown (% of Net Assets)

Value	Value
United States	62.9%
United Kingdom	5.2%
Canada	5.0%
Brazil	4.9%
Taiwan	2.7%
Switzerland	2.6%
Japan	2.5%
Hong Kong	2.4%
China	2.3%
Italy	2.1%
Germany	1.8%
France	1.4%
India	1.1%
Ireland	0.8%
Short-Term Investments	2.3%
Other assets less liabilities	0.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$72,020,900	4.5%
NVIDIA Corp.	$61,892,001	3.9%
Flex Ltd.	$55,948,106	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	$43,311,659	2.7%
Rockwell Automation, Inc.	$41,617,845	2.6%
Visa, Inc. - Class A	$40,070,374	2.5%
Veralto Corp.	$38,871,383	2.4%
AIA Group Ltd. - Class H	$38,665,450	2.4%
Cameco Corp.	$37,836,653	2.3%
Broadcom, Inc.	$36,832,917	2.3%
Total	$467,067,288	29.1%

Material Fund Change [Text Block]
C000027886
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class C
Trading Symbol	ATECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATECX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATECX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.77%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the MSCI All Country World Index (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly across multiple sectors. Selection within health care, information technology and financials had the most negative impact. Sector allocation also detracted modestly from performance, particularly due to an underweight in communication services and an overweight to healthcare. Country selection further contributed to the Fund’s relative weakness, with an overweight to Brazil and an underweight to China detracting from relative performance. Currency selection added slightly to returns, with positive impacts from certain exposures partially offset by negative effects elsewhere.

The Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns for the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI All Country World Index (net)
07/15	$10,000	$10,000
07/16	$9,867	$9,956
07/17	$11,973	$11,654
07/18	$13,272	$12,932
07/19	$14,024	$13,313
07/20	$17,290	$14,272
07/21	$23,296	$19,007
07/22	$19,702	$17,014
07/23	$20,624	$19,211
07/24	$22,653	$22,480
07/25	$23,191	$26,049

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	2.37%	6.05%	8.78%
Class C (with sales charges)	1.45%	6.05%	8.78%
MSCI All Country World Index (net)	15.87%	12.79%	10.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,604,258,936
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 10,820,888
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,604,258,936
# of Portfolio Holdings	56
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$10,820,888

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	35.7%
Industrials	17.6%
Financials	15.7%
Health Care	12.7%
Consumer Discretionary	5.7%
Utilities	4.4%
Consumer Staples	3.5%
Energy	2.4%
Short-Term Investments	2.3%
Other assets less liabilities	0.0%

Country Breakdown (% of Net Assets)

Value	Value
United States	62.9%
United Kingdom	5.2%
Canada	5.0%
Brazil	4.9%
Taiwan	2.7%
Switzerland	2.6%
Japan	2.5%
Hong Kong	2.4%
China	2.3%
Italy	2.1%
Germany	1.8%
France	1.4%
India	1.1%
Ireland	0.8%
Short-Term Investments	2.3%
Other assets less liabilities	0.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$72,020,900	4.5%
NVIDIA Corp.	$61,892,001	3.9%
Flex Ltd.	$55,948,106	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	$43,311,659	2.7%
Rockwell Automation, Inc.	$41,617,845	2.6%
Visa, Inc. - Class A	$40,070,374	2.5%
Veralto Corp.	$38,871,383	2.4%
AIA Group Ltd. - Class H	$38,665,450	2.4%
Cameco Corp.	$37,836,653	2.3%
Broadcom, Inc.	$36,832,917	2.3%
Total	$467,067,288	29.1%

Material Fund Change [Text Block]
C000027890
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class I
Trading Symbol	AGTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGTIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGTIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the MSCI All Country World Index (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly across multiple sectors. Selection within health care, information technology and financials had the most negative impact. Sector allocation also detracted modestly from performance, particularly due to an underweight in communication services and an overweight to healthcare. Country selection further contributed to the Fund’s relative weakness, with an overweight to Brazil and an underweight to China detracting from relative performance. Currency selection added slightly to returns, with positive impacts from certain exposures partially offset by negative effects elsewhere.

The Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns for the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI All Country World Index (net)
07/15	$10,000	$10,000
07/16	$9,995	$9,956
07/17	$12,279	$11,654
07/18	$13,764	$12,932
07/19	$14,707	$13,313
07/20	$18,321	$14,272
07/21	$24,936	$19,007
07/22	$21,309	$17,014
07/23	$22,535	$19,211
07/24	$25,006	$22,480
07/25	$25,843	$26,049

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	3.36%	7.12%	9.96%
MSCI All Country World Index (net)	15.87%	12.79%	10.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,604,258,936
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 10,820,888
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,604,258,936
# of Portfolio Holdings	56
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$10,820,888

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	35.7%
Industrials	17.6%
Financials	15.7%
Health Care	12.7%
Consumer Discretionary	5.7%
Utilities	4.4%
Consumer Staples	3.5%
Energy	2.4%
Short-Term Investments	2.3%
Other assets less liabilities	0.0%

Country Breakdown (% of Net Assets)

Value	Value
United States	62.9%
United Kingdom	5.2%
Canada	5.0%
Brazil	4.9%
Taiwan	2.7%
Switzerland	2.6%
Japan	2.5%
Hong Kong	2.4%
China	2.3%
Italy	2.1%
Germany	1.8%
France	1.4%
India	1.1%
Ireland	0.8%
Short-Term Investments	2.3%
Other assets less liabilities	0.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$72,020,900	4.5%
NVIDIA Corp.	$61,892,001	3.9%
Flex Ltd.	$55,948,106	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	$43,311,659	2.7%
Rockwell Automation, Inc.	$41,617,845	2.6%
Visa, Inc. - Class A	$40,070,374	2.5%
Veralto Corp.	$38,871,383	2.4%
AIA Group Ltd. - Class H	$38,665,450	2.4%
Cameco Corp.	$37,836,653	2.3%
Broadcom, Inc.	$36,832,917	2.3%
Total	$467,067,288	29.1%

Material Fund Change [Text Block]
C000230903
Shareholder Report [Line Items]
Fund Name	AB Sustainable Global Thematic Fund
Class Name	Class Z
Trading Symbol	ATEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATEZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATEZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the MSCI All Country World Index (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly across multiple sectors. Selection within health care, information technology and financials had the most negative impact. Sector allocation also detracted modestly from performance, particularly due to an underweight in communication services and an overweight to healthcare. Country selection further contributed to the Fund’s relative weakness, with an overweight to Brazil and an underweight to China detracting from relative performance. Currency selection added slightly to returns, with positive impacts from certain exposures partially offset by negative effects elsewhere.

The Fund used derivatives in the form of currency forwards for hedging purposes, which detracted from absolute returns for the 12-month period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index (net)
07/21	$10,000	$10,000
07/21	$10,077	$9,968
07/22	$8,614	$8,923
07/23	$9,114	$10,074
07/24	$10,119	$11,789
07/25	$10,467	$13,660

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 7/27/21
Class Z	3.44%	1.15%
MSCI All Country World Index (net)	15.87%	8.08%

Performance Inception Date	Jul. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,604,258,936
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 10,820,888
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,604,258,936
# of Portfolio Holdings	56
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$10,820,888

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	35.7%
Industrials	17.6%
Financials	15.7%
Health Care	12.7%
Consumer Discretionary	5.7%
Utilities	4.4%
Consumer Staples	3.5%
Energy	2.4%
Short-Term Investments	2.3%
Other assets less liabilities	0.0%

Country Breakdown (% of Net Assets)

Value	Value
United States	62.9%
United Kingdom	5.2%
Canada	5.0%
Brazil	4.9%
Taiwan	2.7%
Switzerland	2.6%
Japan	2.5%
Hong Kong	2.4%
China	2.3%
Italy	2.1%
Germany	1.8%
France	1.4%
India	1.1%
Ireland	0.8%
Short-Term Investments	2.3%
Other assets less liabilities	0.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$72,020,900	4.5%
NVIDIA Corp.	$61,892,001	3.9%
Flex Ltd.	$55,948,106	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	$43,311,659	2.7%
Rockwell Automation, Inc.	$41,617,845	2.6%
Visa, Inc. - Class A	$40,070,374	2.5%
Veralto Corp.	$38,871,383	2.4%
AIA Group Ltd. - Class H	$38,665,450	2.4%
Cameco Corp.	$37,836,653	2.3%
Broadcom, Inc.	$36,832,917	2.3%
Total	$467,067,288	29.1%

Material Fund Change [Text Block]